Federated High Yield Trust
A Portfolio of Federated High Yield Trust
CLASS A SHARES (TICKER FHYAX)
CLASS C SHARES (TICKER FHYCX)
INSTITUTIONAL SHARES (TICKER FHTIX)
SERVICE SHARES (TICKER FHYTX)
CLASS R6 SHARES (TICKER FHYLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2018
On May 16, 2019, the Board of Trustees of Federated High Yield Trust (the “Fund”) approved the elimination of the Fund's 2.00% redemption fee effective June 30, 2019. Accordingly, please delete the section “Fee When You Redeem or Exchange” and remove all other references to the redemption fee in the Statement of Additional Information.
May 17, 2019

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454706 (5/19)
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